Income Taxes - Schedule of Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current expense									$ 62,468	$ 44,125	$ 33,116
Deferred benefit									(35,943)	(7,527)	(11,750)
Tax credits									(11,690)	(8,756)	(6,734)
Tax benefits attributable to items charged to equity and goodwill									1,034	654	2,349
Total income tax expense	$ (9,175)	$ (7,357)	$ (4,213)	$ 4,876	$ (8,829)	$ (8,144)	$ (4,389)	$ (7,134)	$ 15,869	$ 28,496	$ 16,981